Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement Parent Corporation

	Year ended Dec. 31,
(in millions)	2015	2014	2013
Dividends from bank subsidiaries	$145	$775	$1,010
Dividends from nonbank subsidiaries	207	44	210
Interest revenue from bank subsidiaries	68	67	60
Interest revenue from nonbank subsidiaries	91	98	101
Gain on securities held for sale	3	1	32
Other revenue	25	24	26
Total revenue	539	1,009	1,439
Interest (including, $69, $62, $50, to subsidiaries, respectively)	288	257	245
Other expense	64	71	94
Total expense	352	328	339
Income before income taxes and equity in undistributed net income of subsidiaries	187	681	1,100
Provision (benefit) for income taxes	(98)	(155)	(93)
Equity in undistributed net income:
Bank subsidiaries	2,004	910	184
Nonbank subsidiaries	869	821	727
Net income	3,158	2,567	2,104
Preferred stock dividends	(105)	(73)	(64)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$3,053	$2,494	$2,040

Condensed Balance Sheet Parent Corporation

	Dec. 31,
(in millions)	2015	2014
Assets:
Cash and due from banks	$9,383	$7,517
Securities	26	30
Loans, net of allowance	20	76
Investment in and advances to subsidiaries and associated companies:
Banks	30,156	28,600
Other	27,405	26,471
Subtotal	57,561	55,071
Corporate-owned life insurance	728	712
Other assets	1,509	1,361
Total assets	$69,227	$64,767
Liabilities:
Deferred compensation	$473	$501
Affiliate borrowings	8,243	6,120
Other liabilities	1,623	1,194
Long-term debt	20,851	19,511
Total liabilities	31,190	27,326
Shareholders’ equity	38,037	37,441
Total liabilities and shareholders’ equity	$69,227	$64,767

Condensed Statement of Cash Flows Parent Corporation

	Year ended Dec. 31,
(in millions)	2015	2014	2013
Operating activities:
Net income	$3,158	$2,567	$2,104
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	—	—	1
Equity in undistributed net (income) of subsidiaries	(2,873)	(1,731)	(911)
Change in accrued interest receivable	(4)	23	21
Change in accrued interest payable	15	18	(5)
Change in taxes payable (a)	132	91	63
Other, net	66	2	(22)
Net cash provided by operating activities	494	970	1,251
Investing activities:
Proceeds from sales of securities	3	7	67
Change in loans	56	(57)	(6)
Acquisitions of, investments in, and advances to subsidiaries	(358)	(1,603)	722
Other, net	14	107	11
Net cash (used in) provided by investing activities	(285)	(1,546)	794
Financing activities:
Net change in commercial paper	—	(96)	(242)
Proceeds from issuance of long-term debt	4,986	4,686	3,892
Repayments of long-term debt	(3,650)	(4,071)	(2,023)
Change in advances from subsidiaries	2,123	2,704	78
Issuance of common stock	352	396	288
Treasury stock acquired	(2,355)	(1,669)	(1,026)
Issuance of preferred stock	990	—	494
Cash dividends paid	(865)	(833)	(744)
Tax benefit realized on share based payment awards	76	17	15
Net cash provided by financing activities	1,657	1,134	732
Change in cash and due from banks	1,866	558	2,777
Cash and due from banks at beginning of year	7,517	6,959	4,182
Cash and due from banks at end of year	$9,383	$7,517	$6,959
Supplemental disclosures
Interest paid	$302	$275	$241
Income taxes paid	158	946	94
Income taxes refunded	103	54	14

(a)	Includes payments received from subsidiaries for taxes of $24 million in 2015, $452 million in 2014 and $192 million in 2013.